Property and equipment, net	6 Months Ended
Jun. 30, 2025
Property, Plant and Equipment [Abstract]
Property and equipment, net

Note 6 – Property and equipment, net

Property and equipment, net consist of the following:

	As of
	June 30, 2025	December 31, 2024
	(Unaudited)	(Audited)
At Cost:
Dry-docking expenditures	$15,998,313	$14,342,245
Furniture and fixtures	68,964	58,174
Motor vehicles	284,462	252,916
Real property	836,276	784,966
Renovation and improvements	195,967	185,072
Tools and equipment	1,922,063	1,498,228
Vessels	34,399,918	34,399,919
	53,705,963	51,521,520
Less: Accumulated depreciation	(21,972,674)	(19,388,059)
Total, net	$31,733,289	$32,133,461

Depreciation expenses, including the depreciation expense of assets under finance leases were $2,558,809 for the six months ended June 30, 2025, and $4,758,014 and $4,257,189 for the years ended December 31, 2024 and 2023, respectively.